Long-Term Debt (Summary of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Debt Disclosure [Line Items]
Long-term Debt	$ 195	$ 236	$ 390
Less current portion	(135)	(154)	(134)
Long-term debt, net of current portion	60	82	256
Capital Leases [Member]
Debt Disclosure [Line Items]
Long-term Debt	$ 195	$ 236	$ 390